Variable Interest Entity - Schedule of Unaudited Interim Condensed Consolidated Statements of Income and Comprehensive Income (Loss) (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Condensed Statement of Income Captions [Line Items]
Revenue	$ 1,257,689	$ 1,239,197
Cost of revenue	45,719	58,500
Gross profit	1,211,970	1,180,697
Investments in subsidiaries and the VIEs
Net income (loss)	(918,282)	(19,835,994)
Comprehensive income (loss)	(851,566)	$ (19,845,993)
The parent company Park Ha Cayman [Member] | Variable Income Interest Rate [Member]
Condensed Statement of Income Captions [Line Items]
Revenue
Cost of revenue
Gross profit
Investments in subsidiaries and the VIEs	(299,263)
Net income (loss)	(918,282)
Comprehensive income (loss)	(851,566)
The WFOE Park Ha Investment [Member] | Variable Income Interest Rate [Member]
Condensed Statement of Income Captions [Line Items]
Revenue
Cost of revenue	180
Gross profit	(180)
Investments in subsidiaries and the VIEs
Net income (loss)	(29,512)
Comprehensive income (loss)	(29,512)
The primary beneficiary of the VIEs Park Ha Jiangsu [Member] | Variable Income Interest Rate [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	254,136
Cost of revenue	47,729
Gross profit	206,407
Investments in subsidiaries and the VIEs
Net income (loss)	(261,203)
Comprehensive income (loss)	(261,182)
VIEs [Member] | Variable Income Interest Rate [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	353,387
Cost of revenue	20,611
Gross profit	332,776
Investments in subsidiaries and the VIEs
Net income (loss)	88,872
Comprehensive income (loss)	88,872
Other Entities [Member] | Variable Income Interest Rate [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	677,932
Cost of revenue	4,965
Gross profit	672,967
Investments in subsidiaries and the VIEs
Net income (loss)	(97,420)
Comprehensive income (loss)	(101,075)
Eliminations [Member] | Variable Income Interest Rate [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	(27,766)
Cost of revenue	(27,766)
Gross profit
Investments in subsidiaries and the VIEs	299,263
Net income (loss)	299,263
Comprehensive income (loss)	$ 302,897